UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23511

Name of Fund:	BlackRock ETF Trust II
BlackRock AAA CLO ETF
BlackRock Floating Rate Loan ETF
BlackRock High Yield Muni Income Bond ETF
BlackRock Intermediate Muni Income Bond ETF

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders

(a)	The Report to Shareholders is attached herewith.

JANUARY 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock ETF Trust II

•  BlackRock AAA CLO ETF | CLOA | NASDAQ

•  BlackRock Floating Rate Loan ETF | BRLN | Cboe BZX

•  BlackRock High Yield Muni Income Bond ETF | HYMU | Cboe BZX

•  BlackRock Intermediate Muni Income Bond ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(0.44)%	(8.22)%

U.S. small cap equities (Russell 2000® Index)	3.25	(3.38)

International equities (MSCI Europe, Australasia, Far East Index)	9.52	(2.83)

Emerging market equities (MSCI Emerging Markets Index)	4.92	(12.12)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.58	1.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.60)	(11.62)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.37)	(8.36)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.73	(3.25)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.46	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2023	BlackRock AAA CLO ETF

Investment Objective

The BlackRock AAA CLO ETF (the “Fund”) seeks to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA-rated collateralized loan obligations (“CLOs”).

Performance

Cumulative Total Returns

Since Inception

Fund NAV	1.38%
Fund Market	1.64
JP Morgan CLOIE AAA Index(a)	1.04

The inception date of the Fund was January 10, 2023. The first day of secondary market trading was January 12, 2023.

(a)

The J.P. Morgan Collateralized Loan Obligation Index (CLOIE) is a total return benchmark for broadly-syndicated arbitrage US CLO debt. The J.P. Morgan CLOIE AAA Index is a sub-index of the J.P. Morgan CLOIE Index that incorporates both AAAs and Junior AAAs.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (01/10/23)	(a)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,013.80	$ 0.12		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 21/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

5-10 Years	11.5%
10-15 Years	88.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Palmer Square CLO Ltd., Series 2021 4A, Class A, 5.96%, 10/15/34	5.2%
Elmwood CLO X Ltd., Series 2021 3A, Class A, 5.85%, 10/20/34	5.1
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019 35A, Class A1, 6.14%, 01/19/33	4.3
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019 33A, Class AR, 5.87%, 10/16/33	4.3
Gulf Stream Meridian 4 Ltd., Series 2021 4A, Class A1, 5.99%, 07/15/34	4.3
CIFC Funding Ltd., Series 2021 7A, Class A1, 5.95%, 01/23/35	4.3
AIG CLO LLC, Series 2021 3A, Class A, 5.98%, 01/25/35	4.2
Flatiron CLO 21 Ltd., Series 2021 1A, Class A1, 5.91%, 07/19/34	4.2
Sixth Street CLO XX Ltd., Series 2021 20A, Class A1, 5.97%, 10/20/34	4.2
Rockland Park CLO Ltd., Series 2021 1A, Class A, 5.93%, 04/20/34	4.1

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2023	BlackRock Floating Rate Loan ETF

Investment Objective

The BlackRock Floating Rate Loan ETF (the “Fund”) primarily seeks to provide high current income and secondarily seeks to provide long-term capital appreciation.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	4.66%
Fund Market	4.71
Morningstar LSTA Leveraged Loan Index(a)	4.71

The inception date of the Fund was October 4, 2022. The first day of secondary market trading was October 6, 2022.

(a)

Morningstar LSTA Leveraged Loan Index (formerly S&P® /LSTA Leveraged Loan Index), an unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (10/04/22)	(a)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,046.60	$ 1.77		$ 1,000.00	$ 1,022.50	$ 2.70		0.53%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 119/365 for actual expenses and 184/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	2.1%
Ba	24.6
B	63.3
Caa	7.6
Not Rated	2.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

0-1 Year	0.1%
1-5 Years	50.2
5-10 Years	49.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2023	BlackRock High Yield Muni Income Bond ETF

Investment Objective

The BlackRock High Yield Muni Income Bond ETF (the “Fund”) primarily seeks to maximize tax free current income and secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income generating U.S. municipal bonds.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.15)%	(8.93)%	(3.12)%	(8.93)%	(5.78)%
Fund Market	(1.20)	(9.10)	(3.02)	(9.10)	(5.60)
Bloomberg Municipal High Yield Bond Index(a)	(0.84)	(6.63)	(2.21)	(6.63)	(4.10)
Bloomberg Custom Blend Benchmark(b)	(0.58)	(6.22)	(2.27)	(6.22)	(4.20)

The inception date of the Fund was March 16, 2021. The first day of secondary market trading was March 18, 2021.

(a)

The Bloomberg Municipal High Yield Bond Index is designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. Effective October 1, 2021, the fund added Bloomberg Municipal High Yield Bond Index as a benchmark.

(b)	The Bloomberg Custom Blend Benchmark is comprised of 80% Bloomberg Municipal High Yield Index, 10% Bloomberg BBB Index and 10% Bloomberg Single A Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 988.50	$ 1.70		$ 1,000.00	$ 1,023.50	$ 1.73		0.34%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Management Commentary

When the reporting period began, the bond market was in the midst of a rally stemming from a brief respite from the concerns about higher inflation and tighter U.S. Federal Reserve (Fed) policy that had weighed on prices in first half of 2022. The favorable environment gave way to weaker performance in the span from August through October, as inflation renewed its upward path and the Fed reiterated its aggressive hawkish stance. These developments led to rising yields, higher yield spreads and reduced liquidity. The decline in liquidity was especially pronounced among lower-rated issues.

The backdrop improved in early November, when inflation moderated and the Fed began to pivot toward smaller hikes and less hawkish rhetoric. Yields fell as a result, with long-duration and high yield debt outperforming. (Duration is a measure of interest rate sensitivity.) The combination of high yields and elevated market volatility kept new issuance relatively low during this time, continuing a trend that had been in place since the start of the period. Lower supply led to an improvement in valuations, particularly for higher-rated bonds. While the market staged an impressive rally in January, the gains were insufficient to make up for the earlier decline.

The Fund returned -1.15% in the six-month period that ended on January 31, 2023, underperforming the 0.93% return of its benchmark, the Bloomberg Municipal Bond 1-15 Year Index.

The Fund’s holdings in short-dated bonds, especially higher-rated issues, contributed to performance. At the sector level, the largest contributions came from the transportation/airports, pre-paid gas, utilities and school districts sectors. With respect to credit tiers, higher-grade issues—particularly A rated debt (largely in the pre-paid gas sector) and BBB rated bonds—helped results. On the other hand, the Fund’s allocation to higher yield bonds detracted. Holdings in longer-duration and longer-maturity issues also hurt results, as did positions in low-coupon and zero-coupon securities. Overweights in development districts, charter schools and Puerto Rico detracted, as well.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023 (continued)	BlackRock High Yield Muni Income Bond ETF

Portfolio Information

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Buckeye Tobacco Settlement Financing Authority RB, Series B2, 5.00%, 06/01/55	3.6%
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	3.1
Puerto Rico Highway & Transportation Authority RB, 0.01%, 07/01/32	2.5
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 5.00%, 07/01/58	2.2
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50	2.1

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)

AA+	3.2%
AA-	2.8
A+	0.3
A-	0.7
BBB+	3.8
BBB	0.7
BBB-	4.1
BB+	2.6
BB	5.8
BB-	1.1
B+	0.3
B-	3.2
Not Rated	71.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2023	BlackRock Intermediate Muni Income Bond ETF

Investment Objective

The BlackRock Intermediate Muni Income Bond ETF (the “Fund”) seeks to maximize tax free current income.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.22%	(2.60)%	(1.04)%	(2.60)%	(1.95)%
Fund Market	(0.48)	(3.33)	(1.23)	(3.33)	(2.30)
Bloomberg Municipal 3-10 Year Index(a)(b)	0.83	(0.90)	(1.47)	(0.90)	(2.74)
Bloomberg Custom Blend Benchmark(a)(c)	0.89	(1.54)	(1.36)	(1.54)	(2.54)
Bloomberg 1-15 Year Municipal Bond Index(d)	0.93	(1.12)	(1.40)	(1.12)	(2.60)

The inception date of the Fund was March 16, 2021. The first day of secondary market trading was March 18, 2021.

(a)

Effective October 1, 2021, the Fund changed its benchmarks against which it measures its performance from the Bloomberg 1-15 Year Municipal Bond Index to the Bloomberg Municipal 3-10 Year Index and a Bloomberg Custom Blend Benchmark. The investment adviser believes the new benchmarks are more appropriate reporting benchmarks for the Fund.

(b)	An index that covers the USD-denominated long-term tax exempt bond market. It includes general obligation and revenue bonds with maturities of more than three years and less than ten years.
(c)	The Bloomberg Custom Blend Benchmark is comprised of 90% Bloomberg 1-15 Year Municipal Bond Index and 10% Bloomberg Municipal High Yield 1-15 Year Index.
(d)	The Bloomberg 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities between one and 15 years.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/22)	Ending Account Value (01/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,002.20	$ 1.41		$ 1,000.00	$ 1,023.80	$ 1.43		0.28%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Management Commentary

Municipal bonds posted slightly positive returns during the six-month period, with the benefit of income offsetting the effect of falling prices. Bond-market returns, in general, were dampened by the combination of high inflation and continued interest rate increases by the U.S. Federal Reserve.

The Fund returned 0.22% in the six-month period that ended on January 31, 2023, underperforming the 0.93% return of its benchmark, the Bloomberg Municipal Bond 1-15 Year Index.

Much of the Fund’s activity was driven by flows. The Fund received a large inflow in November, which it invested in a range of bond structures and maturities. Given that the Fund’s relatively low assets under management translated to small positions in individual securities, the investment adviser focused on building up position sizes to institutional levels to achieve better liquidity and improved trade execution. The Fund subsequently experienced a reversal of the inflow in December, requiring it to sell across all positions. Due to the swing in flows, the management team determined that a large pool of liquidity and cash was prudent. The Fund’s duration (interest rate sensitivity) was below that of the benchmark as a result. The combination of a lower duration and higher cash position was the primary driver of the Fund’s underperformance in the period.

On the positive side, holdings in the healthcare and school districts sectors contributed to performance. The largest contribution with respect to credit tiers came from the AA category, even though the Fund is underweight in this area in favor of bonds rated A and BBB. Holdings in higher-duration zero-coupon bonds also contributed.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2023 (continued)	BlackRock Intermediate Muni Income Bond ETF

Portfolio Information

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Kansas City Industrial Development Authority RB, 5.00%, 03/01/34	4.0%
Tennergy Corp/TN RB, 5.50%, 10/01/53	4.0
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 08/15/34	3.8
New Jersey Health Care Facilities Financing Authority RB, 5.25%, 07/01/35	3.7
Ohio Higher Educational Facility Commission RB, Series B, 1.89%, 12/01/42	3.6

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments(a)

AAA	0.6%
AA+	6.5
AA	7.7
AA-	10.1
A+	3.7
A	11.4
A-	10.8
BBB+	1.4
BBB	2.3
BBB-	3.3
BB+	2.4
B+	0.7
Not Rated	39.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at blackrock.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2023	BlackRock AAA CLO ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AGL CLO 5 Ltd. Series 2020 5A, Class A1R, 5.97%, 07/20/34 (Call 07/20/29), (3 mo. LIBOR US + 1.160%)(a)(b)	$1,000	$990,046
AIG CLO LLC Series 2021 3A, Class A, 5.98%, 01/25/35	1,250	1,234,162
AIG CLO Ltd. Series 2019 2A, Class AR, 5.92%, 10/25/33 (Call 07/25/28), (3 mo. LIBOR US + 1.100%)(a)(b)	1,000	990,250
Apidos CLO XXXIII Series 2020 33A, Class AR, 5.97%, 10/24/34	1,000	987,500
Benefit Street Partners CLO XVII Ltd. Series 2019 17A, Class AR, 5.87%, 07/15/32 (Call 10/15/28), (3 mo. LIBOR US + 1.080%)(a)(b)	1,100	1,090,087
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.96%, 10/15/34	1,000	986,728
Carlyle U.S. CLO Ltd. Series 2021 5A, Class A1, 5.93%, 07/20/34 (Call 04/20/29), (3 mo. LIBOR US + 1.120%)(a)(b)	1,000	982,600
CIFC Funding Ltd.
Series 2020 3A, Class A1R, 5.94%, 10/20/34 (Call 04/20/29), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	988,821
Series 2021 6A, Class A, 5.93%, 10/15/34	1,150	1,130,737
Series 2021 7A, Class A1, 5.95%, 01/23/35 (Call 07/23/31), (3 mo. LIBOR US + 1.130%)(a)(b)	1,250	1,235,476
Elmwood CLO IV Ltd. Series 2020 3A, Class A, 6.03%, 04/15/33 (Call 07/15/29)(a)(b)	1,000	993,866
Elmwood CLO X Ltd. Series 2021 3A, Class A, 5.85%, 10/20/34 (Call 01/20/29), (3 mo. LIBOR US + 1.040%)(a)(b)	1,500	1,485,447
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 5.91%, 07/19/34 (Call 01/19/29)(a)(b)	1,250	1,233,108
Gulf Stream Meridian 4 Ltd. Series 2021 4A, Class A1, 5.99%, 07/15/34 (Call 01/15/30)(a)(b)	1,250	1,236,335
Invesco CLO Ltd. Series 2021 3A, Class A, 5.95%, 10/22/34 (Call 07/22/30), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	987,403
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 5.93%, 01/18/34 (Call 01/18/29), (3 mo. LIBOR US + 1.140%)(a)(b)	1,000	992,347
Madison Park Funding XXXVIII Ltd. Series 2021 38A, Class A, 5.91%, 07/17/34 (Call 10/17/29)(a)(b)	1,000	987,500
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 5.87%, 10/16/33 (Call 10/16/28), (3 mo. LIBOR US + 1.080%)(a)(b)	1,250	1,239,424
Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019 35A, Class A1, 6.14%, 01/19/33 (Call 01/19/29), (3 mo. LIBOR US + 1.340%)(a)(b)	1,250	1,246,053

Security	Par/ Shares (000)	Value

OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 5.95%, 07/02/35 (Call 04/20/29)(a)(b)	$1,000	$989,200
Palmer Square CLO Ltd.
Series 2015 1A, Class A4, 5.81%, 05/21/34 (Call 05/21/23)(a)(b)	1,000	990,000
Series 2021 4A, Class A, 5.96%, 10/15/34 (Call 07/15/30), (3 mo. LIBOR US + 1.170%)(a)(b)	1,525	1,508,617
Peace Park CLO Ltd. Series 2021 1A, Class A, 5.94%, 10/20/34 (Call 01/20/29), (3 mo. LIBOR US + 1.130%)(a)(b)	1,149	1,136,268
Rockland Park CLO Ltd. Series 2021 1A, Class A, 5.93%, 04/20/34 (Call 07/20/29), (3 mo. LIBOR US + 1.120%)(a)(b)	1,200	1,184,551
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 5.97%, 10/20/34 (Call 10/20/30), (3 mo. LIBOR US + 1.160%)(a)(b)	1,250	1,232,500
Symphony CLO XXIV Ltd. Series 2020 24A, Class A, 6.02%, 01/23/32	1,000	992,933

Total Long-Term Investments — 95.5% (Cost: $28,858,005)		29,051,959

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,330	1,330,000

Total Short-Term Securities — 4.4% (Cost: $1,330,000)		1,330,000

Total Investments — 99.9% (Cost: $30,188,005)		30,381,959

Other Assets Less Liabilities — 0.1%		45,236

Net Assets — 100.0%		$30,427,195

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/10/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$1,330,000	(b)	$—	$—	$—	$1,330,000	1,330	$2,715	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock AAA CLO ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$29,051,959	$—	$29,051,959
Short-Term Securities
Money Market Funds	1,330,000	—	—	1,330,000

	$1,330,000	$29,051,959	$—	$30,381,959

See notes to financial statements.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 03/03/23)(a)	$80	$79,761

Beverages — 0.2%
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	40	31,728

Chemicals — 0.3%
Celanese U.S. Holdings LLC, 6.17%, 07/15/27 (Call 06/15/27)	30	30,384
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	40	33,319

		63,703

Commercial Services — 1.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 03/03/23)(a)	80	77,031
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 03/03/23)(a)	60	56,897
Sotheby’s, 7.38%, 10/15/27 (Call 02/13/23)(a)	75	72,524
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 03/03/23)(a)	60	60,268

		266,720

Entertainment — 0.3%
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	80	68,341

Environmental Control — 0.6%
GFL Environmental Inc., 4.00%, 08/01/28 (Call 08/01/23)(a)	60	53,261
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	80	64,275

		117,536

Food — 0.3%
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 03/03/23)(a)	60	58,886

Health Care - Products — 0.3%
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29 (Call 10/01/24)(a)	80	67,138

Health Care - Services — 0.2%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	40	37,987

Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	20	17,469

Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 03/03/23)(a)	80	74,913
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	80	70,432
Hub International Ltd., 7.00%, 05/01/26 (Call 02/13/23)(a)	60	59,685

		205,030

Internet — 0.3%
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	80	71,339

Machinery — 0.3%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	80	69,590

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	30	28,979
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	65	50,993

		79,972

Real Estate Investment Trusts — 0.4%
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	40	36,951

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26 (Call 06/01/26)(a)	$50	$47,691

		84,642

Retail — 0.9%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	90	74,707
IRB Holding Corp., 7.00%, 06/15/25 (Call 03/03/23)(a)	60	60,196
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	60	54,941

		189,844

Software — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	30	24,925

Total Corporate Bonds & Notes — 7.4% (Cost: $1,482,301)		1,534,611

Floating Rate Loan Interests(b)

Advertising — 0.7%
Clear Channel Outdoor Holdings Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 8.32%, 08/21/26	100	94,708
CMG Media Corporation, 2021 Term Loan, (3 mo. LIBOR + 3.50%), 8.23%, 12/17/26	45	42,492

		137,200

Aerospace & Defense — 0.9%
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29	30	29,498
Dynasty Acquisition Co. Inc.
2020 Term Loan B1, (1 mo. SOFR + 3.50%), 8.16%, 04/06/26	58	57,235
2020 CAD Term Loan B2, (1 mo. SOFR + 3.50%), 8.16%, 04/06/26	31	30,772
TransDigm Inc., (3 mo. SOFR CME + 2.25%), 6.98%, 12/09/25	70	69,638

		187,143

Airlines — 2.2%
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.13%, 08/11/28	80	79,671
American Airlines Inc.
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 6.27%, 06/27/25	60	58,750
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 6.30%, 01/29/27	40	38,377
2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.56%, 04/20/28	80	82,087
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 10.00%, 06/21/27	104	108,535
United Airlines Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.57%, 04/21/28	90	89,571

		456,991

Apparel — 0.4%
Crocs Inc., Term Loan B, (3 mo. SOFRTE + 3.50%, 0.50% Floor), 7.80%, 02/20/29	42	42,100
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.80%, 11/24/28	50	49,754

		91,854

Auto Parts & Equipment — 0.6%
Adient US LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 04/10/28	40	39,749
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 04/30/26	90	89,566

		129,315

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 0.5%
AqGen Ascensus Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 11.31%, 08/02/29	33	$28,980
AqGen Island Holdings Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.25%, 08/02/28	85	81,925

		110,905

Beverages — 1.1%
Naked Juice LLC
Term Loan, (3 mo. SOFRTE + 3.25%, 0.50% Floor), 7.93%, 01/24/29	107	98,624
2nd Lien Term Loan, (3 mo. SOFRTE + 6.00%, 0.50% Floor), 10.68%, 01/24/30	75	61,594
Triton Water Holdings Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.23%, 03/31/28	80	75,858

		236,076

Building Materials — 2.3%
ACProducts Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%, 0.50% Floor), 8.98%, 05/17/28	40	32,073
Chamberlain Group Inc., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 11/03/28	90	86,557
CP Atlas Buyer Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 11/23/27	50	44,709
CPG International Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 7.16%, 04/28/29	30	29,784
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.41%, 03/01/27	75	74,500
IPS Corporation
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 10/02/28	25	23,084
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 10/02/28	5	4,523
Jeld-Wen Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.82%, 07/28/28	20	19,110
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.18%, 04/29/29	55	53,071
Standard Industries Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 6.43%, 09/22/28	40	39,792
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 7.98%, 12/31/26	70	67,749

		474,952

Chemicals — 2.8%
Aruba Investments Inc., 2020 USD Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.30%, 11/24/27	25	24,688
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26	40	39,278
Axalta Coating Systems Dutch Holding B BV, 2022 USD Term Loan B, (3 mo. SOFR CME + 3.00%, 0.50% Floor), 7.51%, 12/20/29	39	39,146
AZZ Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 8.91%, 05/13/29	19	19,017
Diamond BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.57%, 09/29/28	50	49,278
Discovery Purchaser Corporation, Term Loan, (3 mo. SOFR CME + 4.375%, 0.50% Floor), 8.96%, 10/04/29	50	47,761
Element Solutions Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 6.55%, 01/31/26	40	39,861
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.73%, 07/03/28	30	28,696
LSF11 A5 Holdco LLC, Term Loan, 10/15/28(c)	55	53,247

Security	Par (000)	Value

Chemicals (continued)
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 7.23%, 03/02/26	46	$45,418
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.32%, 09/30/28	35	31,026
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 7.69%, 10/14/24	65	62,830
PQ Corporation, 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 7.33%, 06/09/28	40	39,712
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 7.62%, 08/02/28	40	39,717
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 8.50%, 09/22/28	20	19,807

		579,482

Commercial Services — 7.5%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 10.07%, 08/17/26	50	48,004
AlixPartners, LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.32%, 02/04/28	80	79,609
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME + 3.75%, 0.50% Floor), 8.41%, 05/12/28	95	91,243
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.12%, 02/15/29	30	29,439
Avis Budget Car Rental, LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 6.32%, 08/06/27	30	29,496
AVSC Holding Corp., 2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor, 0.25% PIK), 8.04%, 03/03/25	45	41,996
Belron Finance US LLC, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 7.06%, 04/13/28	50	49,780
Bright Horizons Family Solutions, LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 6.93%, 11/24/28	60	59,724
CHG Healthcare Services Inc., 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 09/29/28	50	49,505
CoreLogic Inc., Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.13%, 06/02/28	110	92,918
Creative Artists Agency, LLC, 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 8.32%, 11/27/26	70	69,733
Element Materials Technology Group US Holdings Inc. 2022 USD Delayed Draw Term Loan, 07/06/29(c)	19	18,766
2022 USD Term Loan, 07/06/29(c)	41	40,659
Galaxy US Opco Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 9.31%, 04/29/29	85	77,051
GFL Environmental Inc., (1 mo. SOFR CME + 3.00%, 0.50% Floor), 7.66%, 05/31/27	20	20,030
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 8.07%, 07/03/24	100	99,490
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 8.63%, 05/04/28	60	58,576
Midas Intermediate Holdco II, LLC, 2022 PIK Term Loan, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 12.83%, 06/30/27	70	60,015
PECF USS Intermediate Holding III Corporation, Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 8.82%, 12/15/28	36	30,902
Prime Security Services Borrower, LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.75% Floor), 7.52%, 09/23/26	50	49,856
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 9.33%, 01/15/27	40	39,599
SSH Group Holdings Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 8.73%, 07/30/25	30	29,478

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trans Union, LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 6.32%, 11/16/26	40	$39,634
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.82%, 12/01/28	88	87,388
TruGreen Limited Partnership, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 8.57%, 11/02/27	60	55,412
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 8.57%, 08/27/25	85	84,542
Viad Corp., Initial Term Loan, (PRIME + 4.00%), 9.38%, 07/30/28	45	42,446
Wand NewCo 3 Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 7.57%, 02/05/26	70	67,939
WEX Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 6.82%, 03/31/28	20	19,882

		1,563,112

Computers — 2.6%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 8.98%, 05/25/28	79	68,901
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 8.98%, 05/25/28	16	14,014
Genuine Financial Holdings, LLC, 2018 1st Lien Term Loan, (3 mo. SOFR CME + 3.75%), 8.33%, 07/11/25	20	19,760
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.58%, 07/27/28	70	60,883
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 13.08%, 07/27/29	40	31,667
McAfee, LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 8.18%, 03/01/29	90	84,557
Peraton Corp.
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.32%, 02/01/28	80	79,295
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 12.22%, 02/01/29	30	28,995
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.56%, 08/31/28	150	149,716

		537,788

Cosmetics & Personal Care — 0.8%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.48%, 10/01/26	180	175,739

Distribution & Wholesale — 1.3%
American Builders & Contractors Supply Co. Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 6.57%, 01/15/27	60	59,737
Core & Main LP, 2021 Term Loan B, (6 mo. LIBOR + 2.50%), 7.15%, 07/27/28	125	124,099
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 9.06%, 12/14/27	40	39,988
PAI Holdco Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.58%, 10/28/27	40	36,507

		260,331

Diversified Financial Services — 2.3%
Advisor Group Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 9.07%, 07/31/26	60	59,350
Castlelake Aviation Limited, Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 7.52%, 10/22/26	51	51,238

Security	Par (000)	Value

Diversified Financial Services (continued)
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 8.31%, 04/09/27	199	$192,648
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 11.32%, 04/07/28	50	47,063
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 6.32%, 04/28/28	60	59,614
Focus Financial Partners, LLC, 2021 Term Loan B4, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 7.06%, 06/30/28	30	29,874
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, (3 mo. LIBOR + 2.00%), 6.73%, 11/05/28	30	29,936

		469,723

Electric — 0.4%
Calpine Construction Finance Company, L.P., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 6.57%, 01/15/25	20	19,915
ExGen Renewables IV, LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 7.24%, 12/15/27	40	39,906
Pike Corporation, 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 7.57%, 01/21/28	30	29,873

		89,694

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 2020 Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.81%, 12/22/27	19	18,601

Electronics — 0.1%
II-VI Incorporated, 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.32%, 07/02/29	29	29,251

Engineering & Construction — 0.8%
Brand Energy & Infrastructure Services Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 9.06%, 06/21/24	85	78,978
KKR Apple Bidco, LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.32%, 09/23/28	40	39,725
USIC Holdings Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 8.07%, 05/12/28	40	38,710

		157,413

Entertainment — 4.8%
Bally’s Corporation, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.71%, 10/02/28	20	19,164
Caesars Entertainment Inc., 01/20/30(c)	41	40,943
Churchill Downs Incorporated, 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 6.57%, 03/17/28	40	39,599
City Football Group Limited, Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 7.51%, 07/21/28	55	52,667
Formula One Holdings Ltd., Term Loan B, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.81%, 01/15/30	42	42,096
Herschend Entertainment Company, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.38%, 08/27/28	50	49,832
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 6.82%, 03/24/25	40	39,120
Live Nation Entertainment Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 6.31%, 10/17/26	100	98,277
Motion Finco Sarl
USD Term Loan B1, (3 mo. LIBOR + 3.25%), 7.98%, 11/12/26	35	34,383
Delayed Draw Term Loan B2, (3 mo. LIBOR + 3.25%), 7.98%, 11/12/26	5	4,902
NASCAR Holdings, Inc., Term Loan B, 10/19/26(c)	19	18,946
Penn National Gaming Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 7.41%, 05/03/29	70	69,728

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Scientific Games International Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 7.58%, 04/14/29	40	$39,750
SeaWorld Parks & Entertainment Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 7.63%, 08/25/28	30	29,812
SMG US Midco 2 Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 7.33%, 01/23/25	30	29,801
Stars Group Holdings BV
2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 6.98%, 07/21/26	60	59,713
2022 USD Term Loan B, (3 mo. SOFR CME + 3.25%, 0.50% Floor), 8.09%, 07/22/28	50	49,944
UFC Holdings, LLC, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 7.57%, 04/29/26	64	63,290
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 7.32%, 05/18/25	133	132,078
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.125%), 6.69%, 01/20/28	85	84,814

		998,859

Environmental Control — 1.6%
Covanta Holding Corp.
2021 Term Loan B, 11/30/28(c)	45	44,543
2021 Term Loan C, 11/30/28(c)	3	3,362
Filtration Group Corporation
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 7.57%, 03/29/25	60	59,695
2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 10/21/28	80	79,333
GFL Environmental Inc., 2020 Term Loan, 05/30/25(c)	20	19,983
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.99%, 06/21/28	80	76,223
Packers Holdings, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.71%, 03/09/28	47	43,785

		326,924

Food — 2.9%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 8.72%, 10/01/25	50	43,066
Chobani, LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 8.07%, 10/25/27	100	99,091
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 6.82%, 01/29/27	115	113,482
H Food Holdings LLC, 2018 Term Loan B, 05/23/25(c)	12	10,892
Hostess Brands, LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%, 0.75% Floor), 7.08%, 08/03/25	73	72,587
Nomad Foods Europe Midco Ltd., 2022 Term Loan B, (3 mo. SOFR CME + 3.75%, 0.50% Floor), 8.23%, 11/12/29	30	30,214
Sovos Brands Intermediate Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 8.33%, 06/08/28	70	68,708
US Foods Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 6.57%, 09/13/26	52	51,440
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 7.32%, 11/22/28	24	23,942
UTZ Quality Foods, LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.67%, 01/20/28	80	79,611

		593,033

Food Service — 0.4%
Aramark Services Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 6.32%, 03/11/25	60	59,537
2021 Term Loan B, (1 mo. LIBOR + 2.50%), 7.07%, 04/06/28	20	19,938

		79,475

Security	Par (000)	Value

Forest Products & Paper — 0.2%
Asplundh Tree Expert, LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 6.32%, 09/07/27	40	$39,836

Health Care - Products — 2.2%
Avantor Funding Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.82%, 11/08/27	63	63,128
Curia Global Inc., (3 mo. SOFR CME + 3.75%, 0.75% Floor), 8.53%, 08/30/26	5	4,303
Femur Buyer Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 9.23%, 03/05/26	30	26,253
Insulet Corporation, Term Loan B, (3 mo. SOFR CME + 3.25%), 7.93%, 05/04/28	20	19,912
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, (3 mo. SOFRTE + 3.00%, 0.50% Floor), 7.63%, 10/19/27	75	74,530
Medical Solutions Holdings Inc., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 11/01/28	45	43,300
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 10/23/28	185	178,973
Sotera Health Holdings, LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 7.58%, 12/11/26	49	47,541

		457,940

Health Care - Services — 2.7%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 6.56%, 02/22/28	50	49,613
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 8.57%, 01/08/27	40	38,427
Electron BidCo Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 7.57%, 11/01/28	80	79,257
eResearchTechnology Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 9.07%, 02/04/27	60	55,935
ICON Luxembourg S.A.R.L., LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 7.00%, 07/03/28	76	76,388
IQVIA Inc., 2018 USD Term Loan B3, (3 mo. LIBOR + 1.75%), 6.48%, 06/11/25	30	29,953
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 8.82%, 08/31/26	50	44,640
Parexel International Corporation, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 11/15/28	110	108,738
Precision Medicine Group, LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 7.73%, 11/18/27(d)	60	58,202
Surgery Center Holdings Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.21%, 08/31/26	18	17,980

		559,133

Home Furnishings — 0.3%
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.82%, 10/30/27	79	69,339

Hotels, Restaurants & Leisure — 0.4%
Burger King (Restaurant Brands Int), Term Loan B4, (mo. LIBOR + 1.75%), 6.32%, 11/19/26	80	78,826

Household Products & Wares — 0.1%
Spectrum Brands Inc., 2021 Term Loan, 03/03/28(c)	19	18,940

Housewares — 0.8%
Restoration Hardware Inc.
Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 7.07%, 10/20/28	20	19,156
2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.91%, 10/20/28	20	19,376

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
Solis IV BV, USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 7.86%, 02/26/29	95	$86,671
Springs Windows Fashions, LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.75%, 10/06/28	50	42,503

		167,706

Insurance — 5.0%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 05/09/25	100	99,593
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.01%, 11/06/27	60	59,713
AmWINS Group Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 6.82%, 02/19/28	70	69,335
AssuredPartners Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 8.07%, 02/12/27	100	98,579
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 7.82%, 12/23/26	90	85,655
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 9.82%, 01/31/28	30	24,915
2021 Second Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 9.82%, 01/20/29	25	20,860
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 7.96%, 10/14/27	50	49,157
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 7.82%, 04/25/25	115	114,500
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 8.06%, 04/25/25	70	69,728
2022 Term Loan B, (3 mo. SOFR CME + 4.00%, 0.75% Floor), 8.22%, 11/10/29	25	24,970
Ryan Specialty Group, LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 7.66%, 09/01/27	60	59,660
Sedgwick Claims Management Services Inc.
2019 Term Loan B, 09/03/26(c)	25	24,958
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 12/31/25	70	69,459
USI Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.75%, 0.50% Floor), 8.33%, 11/22/29	165	164,546

		1,035,628

Internet — 3.5%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 7.48%, 06/26/28	40	39,832
Barracuda Networks Inc., 2022 Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.18%, 08/15/29	30	29,030
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME + 3.50%, 0.75% Floor), 8.13%, 11/08/27	40	39,344
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 6.57%, 08/10/27	40	39,809
2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 7.81%, 11/09/29	44	44,116
GoodRx Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 7.32%, 10/10/25	20	19,653
I-Logic Technologies Bidco Limited, 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 8.73%, 02/16/28	20	19,685
ION Trading Finance Limited, 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 9.48%, 04/03/28	20	19,281
MH Sub I, LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 8.32%, 09/13/24	100	98,381

Security	Par (000)	Value

Internet (continued)
2021 2nd Lien Term Loan, (3 mo. SOFR CME + 6.25%), 10.65%, 02/23/29	100	$89,844
NortonLifeLock Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.00%, 0.50% Floor), 6.66%, 09/12/29	47	46,476
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 8.07%, 02/12/27	100	83,578
Uber Technologies Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 8.23%, 02/25/27	150	149,538
Voyage Australia Pty Limited, USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.40%, 07/20/28	9	8,708

		727,275

Leisure Time — 1.6%
Carnival Corporation, USD Term Loan B, (1 mo. LIBOR + 3.00%, 0.75% Floor), 7.57%, 06/30/25	75	73,539
Equinox Holdings Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 7.73%, 03/08/24	137	105,558
Hayward Industries Inc., 2021 Term Loan, (1 mo. LIBOR + 2.50%, 0.50% Floor), 7.07%, 05/30/28	40	39,350
Peloton Interactive, Inc., Term Loan, (2 mo. SOFR CME + 6.50%, 0.50% Floor), 11.76%, 05/25/27	20	19,759
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 7.82%, 08/03/28	100	98,581

		336,787

Lodging — 2.5%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 8.32%, 02/02/26	40	36,639
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 7.32%, 12/23/24	62	62,338
2020 Term Loan B1, (1 week LIBOR + 3.50%), 8.07%, 07/21/25	24	23,874
Fertitta Entertainment, LLC, 2022 Term Loan B, (1 mo. SOFRTE + 4.00%, 0.50% Floor), 8.56%, 01/27/29	140	137,883
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 7.91%, 11/30/29	107	107,374
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.38%, 06/22/26	70	69,879
Playa Resorts Holding BV, 2022 Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 8.73%, 01/05/29	16	15,877
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 6.82%, 02/08/27	40	39,566
Wyndham Hotels & Resorts Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 6.32%, 05/30/25	30	29,958

		523,388

Machinery — 1.8%
Arcline FM Holdings, LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 9.48%, 06/23/28	40	38,004
Gardner Denver Inc., 2020 USD Term Loan B2, (1 mo. SOFR CME + 1.75%), 6.41%, 03/01/27	20	19,867
SPX Flow Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 9.16%, 04/05/29	70	67,074
Titan Acquisition Limited, 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 8.15%, 03/28/25	80	77,683
Vertical US Newco Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 8.60%, 07/30/27	95	93,009
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 7.12%, 03/02/27	85	84,145

		379,782

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.5%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 7.07%, 03/31/27	70	$69,499
Momentive Performance Materials Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 7.82%, 05/15/24	30	29,876

		99,375

Media — 2.1%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 7.82%, 12/01/23	40	26,729
Altice Financing SA, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 7.58%, 01/31/26	40	38,895
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 7.07%, 09/01/28	40	39,486
CSC Holdings, LLC, 2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 6.71%, 07/17/25	30	28,701
DirecTV Financing, LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 9.57%, 08/02/27	49	47,885
Radiate Holdco, LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 7.82%, 09/25/26	88	73,557
Sinclair Television Group Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.41%, 04/21/29	50	48,902
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.925%), 7.38%, 01/31/29	40	39,890
Virgin Media Bristol LLC
USD Term Loan N, (1 mo. LIBOR + 2.50%), 6.96%, 01/31/28	30	29,816
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 7.71%, 01/31/29	24	23,993
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 6.96%, 04/30/28	30	29,728

		427,582

Packaging & Containers — 1.6%
BWAY Holding Company, 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 7.62%, 04/03/24	80	78,991
Charter NEX US Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 8.32%, 12/01/27	111	110,122
LABL Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 9.57%, 10/29/28	30	29,144
Mauser Packaging Solutions Holding Co., 08/31/26(c)(d)	37	36,630
Pregis TopCo Corporation, 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.43%, 07/31/26	20	19,692
Tosca Services, LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 8.18%, 08/18/27	50	40,064
Trident TPI Holdings Inc., 2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 8.73%, 09/15/28	24	23,457

		338,100

Pharmaceuticals — 2.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 8.19%, 05/04/25	30	28,139
Bausch Health Companies Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 9.83%, 02/01/27	40	30,387
Elanco Animal Health Incorporated, Term Loan B, (1 mo. LIBOR + 1.75%), 6.12%, 08/01/27	64	62,959
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 8.73%, 10/01/27	70	68,071
Jazz Financing Lux S.a.r.l., USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 05/05/28	80	79,663
Option Care Health Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 7.32%, 10/27/28	40	39,869
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 7.75%, 06/02/28	70	69,787

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Investments, LLC, Term Loan B, (1 mo. SOFR CME + 2.50%, 0.50% Floor), 7.16%, 04/20/29(d)	25	$24,969
PRA Health Sciences Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 7.00%, 07/03/28	19	19,032

		422,876

Pipelines — 1.1%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.31%, 12/21/28	119	115,710
Medallion Midland Acquisition, LLC, 2021 Term Loan, (3 mo. SOFR CME + 3.75%, 0.75% Floor), 8.59%, 10/18/28	50	49,812
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.92%, 10/05/28	70	70,014

		235,536

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 7.32%, 08/21/25	90	84,892

Real Estate Investment Trusts — 0.4%
RHP Hotel Properties, LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 6.57%, 05/11/24	80	79,582

Retail — 3.0%
Beacon Roofing Supply Inc.,
2021 Term Loan B, (1 mo. LIBOR + 2.25%), 6.82%, 05/19/28	40	39,832
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 8.73%, 02/07/25	90	86,401
IRB Holding Corp.
2022 Term Loan B, 12/15/27(c)	22	21,488
2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 7.32%, 02/05/25	100	99,505
LBM Acquisition LLC, Term Loan B, 12/17/27(c)	30	26,963
Leslie’s Poolmart Inc., 2021 Term Loan B, 03/09/28(c)	30	29,787
PetSmart Inc., 2021 Term Loan B, (1 mo. SOFR CME + 3.75%, 0.75% Floor), 8.41%, 02/11/28	90	88,818
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.66%, 08/04/28	60	59,380
SRS Distribution Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 06/02/28	99	95,818
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.31%, 10/19/27	80	78,816

		626,808

Semiconductors — 0.3%
MKS Instruments Inc., 2022 USD Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 7.36%, 08/17/29	70	69,625

Software — 12.4%
Applied Systems Inc.
2021 2nd Lien Term Loan, 09/17/27(c)	40	39,900
2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.08%, 09/18/26	70	70,117
Ascend Learning, LLC
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 8.07%, 12/11/28	60	56,978
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 10.32%, 12/10/29	30	25,939
Athenahealth Inc.
2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 8.01%, 02/15/29	93	88,281
2022 Delayed Draw Term Loan, (1 mo. SOFR CME + 3.50%), 8.01%, 02/15/29	9	8,757

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Banff Merger Sub Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 8.32%, 10/02/25	50	$48,926
Camelot U.S. Acquisition LLC
Term Loan B, (1 mo. LIBOR + 3.00%), 7.52%, 10/30/26	62	62,337
2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 7.52%, 10/30/26	84	83,419
CCC Intelligent Solutions Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 6.80%, 09/21/28	50	49,700
CDK Global Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.08%, 07/06/29	120	119,663
Cloudera Inc.
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.32%, 10/08/28	45	42,922
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 10.57%, 10/08/29(d)	30	26,325
Cornerstone OnDemand Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 8.32%, 10/16/28	30	27,493
Dun & Bradstreet Corporation (The)
Term Loan, (1 mo. LIBOR + 3.25%), 7.77%, 02/06/26	160	159,154
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 7.79%, 01/18/29	70	69,353
Emerald TopCo Inc, Term Loan, (1 mo. LIBOR + 3.50%), 8.07%, 07/24/26	65	61,854
Epicor Software Corporation, 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 12.32%, 07/31/28	80	79,683
Grab Holdings Inc, Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 9.07%, 01/29/26	70	68,966
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 8.57%, 12/01/27	98	96,147
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 7.38%, 10/27/28	100	99,406
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 7.32%, 03/13/28	70	69,140
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 8.73%, 06/02/28	110	104,181
Proofpoint Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 7.98%, 08/31/28	150	146,559
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 10.98%, 08/31/29	30	28,800
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 7.57%, 04/24/28	170	165,166
Renaissance Holding Corp.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 7.82%, 05/30/25	7	6,930
2022 Incremental Term Loan, (1 mo. SOFR CME + 4.50%), 8.90%, 03/30/29	50	49,077
Severin Acquisition, LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25	40	39,846
Sophia, L.P., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 8.23%, 10/07/27	85	83,493
SS&C European Holdings Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 6.32%, 04/16/25	23	23,163
SS&C Technologies Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 6.32%, 04/16/25	27	26,748
Tibco Software Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 9.18%, 03/30/29	210	193,463
Ultimate Software Group Inc. (The)
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 8.03%, 05/04/26	20	19,574

Security	Par/ Shares (000)	Value

Software (continued)
Term Loan B, (3 mo. LIBOR + 3.75%), 8.58%, 05/04/26	40	$39,470
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 10.03%, 05/03/27	50	47,670
Veritas US Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 9.73%, 09/01/25	60	40,503
VS Buyer, LLC, Term Loan B, (PRIME + 2.00%), 9.50%, 02/28/27	100	98,809

		2,567,912

Telecommunications — 2.9%
Altice France SA
08/31/28(c)(d)	60	58,611
USD Term Loan B12, (3 mo. LIBOR + 3.688%), 8.52%, 01/31/26(d)	20	19,099
Ciena Corp., 01/18/30(c)(d)	8	7,990
Connect Finco Sarl, 2021 Term Loan B, (1 mo. SOFR CME + 3.50%, 1.00% Floor), 8.07%, 12/11/26	125	123,641
Digicel International Finance Limited, 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 7.80%, 05/28/24	30	25,214
Frontier Communications Corp., 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.50%, 05/01/28	30	29,279
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 8.58%, 04/30/28	20	19,917
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME + 2.50%, 0.75% Floor), 7.16%, 11/04/26	65	65,421
Level 3 Financing Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 6.32%, 03/01/27	35	34,366
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 6.32%, 04/11/25	30	29,850
ViaSat Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 9.18%, 03/02/29	60	59,718
Zayo Group Holdings Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 7.57%, 03/09/27	145	121,348

		594,454

Transportation — 0.3%
Genesee & Wyoming Inc. (New), Term Loan, (3 mo. LIBOR + 2.00%), 6.73%, 12/30/26	20	19,905
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 10.83%, 12/15/26(d)	40	38,072

		57,977

Total Floating Rate Loan Interests — 85.2% (Cost: $17,468,605)		17,703,160

Investment Companies

Exchange Traded Funds — 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF(e)	4	303,411

Total Investment Companies — 1.5% (Cost $293,185)		303,411

Total Long-Term Investments — 94.1% (Cost: $19,244,091)		19,541,182

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 7.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	1,630	$1,630,000

Total Short-Term Securities — 7.8% (Cost: $1,630,000)		1,630,000

Total Investments — 101.9% (Cost: $20,874,091)		21,171,182

Liabilities in Excess of Other Assets — (1.9)%		(393,210)

Net Assets — 100.0%		$20,777,972

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/04/22	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$1,630,000	(b)	$—	$—	$—	$1,630,000	1,630	$49,026	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—		552,708		(259,960)	437	10,227	303,412	4	2,112	—

						$437	$10,227	$1,933,412		$51,138	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,534,611	$—	$1,534,611
Floating Rate Loan Interests	—	17,433,262	269,898	17,703,160
Investment Companies	303,411	—	—	303,411
Short-Term Securities
Money Market Funds	1,630,000	—	—	1,630,000
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(415)	—	(415)

	$1,933,411	$18,967,458	$269,898	$21,170,767

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Floating Rate Loan ETF

in determining fair value:

	Floating Rate Loan Interests	Total

Assets:
Opening balance, as of July 31, 2022	$—	$—
Transfers into Level 3(a)	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	378	378
Net realized gain (loss)	17	17
Net change in unrealized appreciation (depreciation)(b)(c)	3,178	3,178
Purchases	266,987	266,987
Sales	(662)	(662)

Closing balance, as of January 31, 2023	269,898	269,898

Net change in unrealized appreciation (depreciation) on investment still held at January 31, 2023	3,178	3,178

(a)

As of July 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to Level 3 in the fair value hierarchy.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.3%
Black Belt Energy Gas District RB, 4.00%, 06/01/51 (Put 09/01/31)(a)	$315	$320,395
Midcity Improvement District Alabama Special Assesment, 3.88%, 11/01/27	120	116,514
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)(a)	100	109,316
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 01/15/29)(a)	100	91,907
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(b)	175	157,591

		795,723

Arizona — 0.2%
Maricopa County Industrial Development Authority RB, 4.00%, 10/15/47 (Call 01/01/26)(b)	100	85,939

Arkansas — 1.1%
Arkansas Development Finance Authority RB, 4.75%, 09/01/49 (Call 09/01/27)(b)	400	374,756

California — 11.0%
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55 (Call 02/16/23)(c)	2,955	209,654
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	487	468,096
California School Finance Authority RB, Series A, 5.00%, 06/01/61 (Call 06/01/29)(b)	500	476,721
California Statewide Communities Development Authority RB, 5.00%, 12/01/46( 06/01/26)(b)	600	591,572
California Statewide Financing Authority RB, 0.00%, 06/01/55 (Call 03/03/23)(b)(c)	4,250	294,563
CMFA Special Finance Agency I RB, Series A, 4.00%, 04/01/56 (Call 04/01/31)(b)	250	205,581
CSCDA Community Improvement Authority RB 3.25%, 04/01/57 (Call 04/01/32)(b)	325	240,881
4.00%, 10/01/46 ( 10/01/31)(b)	250	207,356
4.00%, 07/01/56 (Call 07/01/31)(b)	250	199,319
4.00%, 07/01/58 (Call 07/01/32)(b)	100	74,773
Los Angeles County Facilities Inc. RB, Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	500,452
Regents of the University of California Medical Center Pooled Revenue, 4.00%, 05/15/53 (Call 05/15/32)	410	408,212

		3,877,180

Colorado — 4.8%
City & County of Denver Co. Dedicated Excise Tax Revenue RB, 4.00%, 08/01/51 (Call 08/01/31)	500	494,425
Clear Creek Transit Metropolitan District No. 2 GOL, Series A, 5.00%, 12/01/50 (Call 12/01/26)	500	442,012
Colorado Health Facilities Authority RB
5.00%, 05/15/58 (Call 05/15/28)	100	81,813
5.25%, 11/01/39 (Call 11/01/32)	65	71,179
Loretto Heights Community Authority RB, 4.88%, 12/01/51 (Call 06/01/26)	500	394,698
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45 (Call 12/01/30)(b)	100	84,176
Series B, 0.00%, 12/01/25(b)(c)	150	124,966

		1,693,269

Delaware — 0.1%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(b)(d)	40	35,532

Security	Par (000)	Value

District of Columbia — 2.2%
District of Columbia RB, 5.50%, 02/28/37	$90	$100,617
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55 (Call 03/03/23)(c)	6,800	686,375

		786,992

Florida — 8.8%
Avenir Community Development District Special Assessment, 5.63%, 05/01/54( 05/01/33)	100	98,442
Babcock Ranch Community Independent Special District Special Assessment, 4.25%, 05/01/32	100	95,698
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32 (Call 11/15/28)(b)	150	144,551
Capital Trust Agency Inc.RB
0.00%, 07/01/61(b)(c)	3,965	222,214
3.25%, 06/01/31(b)	230	219,489
4.88%, 06/15/56 (Call 06/15/26)(b)	100	83,337
CFM Community Development District Special Assesment, 2.40%, 05/01/26	250	242,290
Florida Development Finance Corp. RB
4.00%, 06/01/55 (Call 06/01/28)(b)	150	108,333
5.00%, 05/01/29 (Call 03/03/23)(b)	500	470,329
5.00%, 06/15/56 (Call 06/15/29)(b)	100	88,414
Series A, 5.13%, 06/15/55 (Call 06/15/28)(b)	500	430,705
Lakes of Sarasota Community Development District Special Assesment
Series A-1, 4.10%, 05/01/51 (Call 05/01/31)	265	210,053
Series B-1, 4.30%, 05/01/51 (Call 05/01/31)	220	184,146
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52( 05/01/33)	100	99,839
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	205	198,498
Village Community Development District No. 14
5.38%, 05/01/42 (Call 05/01/30)	100	99,784
5.50%, 05/01/53 (Call 05/01/30)	100	99,064

		3,095,186

Georgia — 0.2%
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51 (Call 07/01/27)(b)	100	85,139

Illinois — 4.5%
Chicago Board of Education GO
5.00%, 12/01/46 ( 12/01/27)	500	500,671
5.00%, 12/01/47 ( 12/01/31)	500	501,753
Illinois Finance Authority RB, 5.00%, 05/15/51 (Call 05/15/28)	500	419,359
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50 (Call 12/15/29)	175	155,978

		1,577,761

Iowa — 0.1%
Iowa Tobacco Settlement Authority RB, Series B2, 0.00%, 06/01/65 (Call 06/01/31)(c)	285	35,683

Kansas — 1.0%
City of Lenexa KS RB, 5.00%, 05/15/24	195	196,894
City of Manhattan KS RB
4.00%, 06/01/25	105	102,793
4.00%, 06/01/52 (Call 06/01/29)	100	72,343

		372,030

Kentucky — 3.2%
City of Henderson KY RB, 4.70%, 01/01/52 (Call 01/01/32)(b)	650	620,944

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Energy Authority RB, 4.00%, 02/01/50( 11/01/27)	$500	$504,399

		1,125,343

Louisiana — 0.3%
Louisiana Public Facilities Authority RB, 6.50%, 06/01/62 (Call 06/01/31)(b)	100	103,072

Maine — 0.2%
Finance Authority of Maine RB, 8.00%, 12/01/51 (Call 12/01/36)(b)	100	69,288

Maryland — 1.2%
City of Baltimore MD RB, 4.50%, 06/01/33 (Call 06/01/31)	100	99,041
Maryland Economic Development Corp. RB, 5.25%, 06/30/55 (Call 06/30/32)	315	324,950

		423,991

Michigan — 1.3%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	202,975
City of Detroit MI GOL, Series B-1, 4.00%, 04/01/44 (Call 03/03/23)(a)	350	246,068

		449,043

Minnesota — 0.7%
City of Forest Lake MN RB, 5.00%, 07/01/56 (Call 07/01/31)	260	242,926

Missouri — 0.6%
Plaza at Noah’s Ark Community Improvement District RB, 3.13%, 05/01/35 (Call 05/01/29)	250	212,004

Nebraska — 1.4%
Central Plains Energy Project RB, 5.00%, 05/01/53 (Put 07/01/29)	475	501,513

New Jersey — 5.5%
New Jersey Higher Education Student Assistance Authority RB, Series C, 3.25%, 12/01/51 (Call 12/01/29)	300	222,026
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50 (Call 12/15/30)	735	699,484
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46(06/01/28)	1,000	1,011,571

		1,933,081

New Mexico — 1.4%
Winrock Town Center Tax Increment Development District No. 1 TA, 3.75%, 05/01/28(b)	500	482,979

New York — 7.5%
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (Call 11/15/24)(b)	500	498,746
New York State Thruway Authority RB, 5.00%, 03/15/42 (Call 09/15/32)	500	565,140
New York Transportation Development Corp. RB
4.00%, 04/30/53 (Call 10/31/31)	500	428,407
5.00%, 12/01/38 (Call 12/01/30)	500	536,772
5.00%, 10/01/40 ( 10/01/30)	600	612,734

		2,641,799

Ohio — 5.1%
Buckeye Tobacco Settlement Financing Authority RB
4.00%, 06/01/48 (Call 06/01/30)	100	91,905
Series B2, 5.00%, 06/01/55 (Call 06/01/30)	1,250	1,192,400
Cleveland-Cuyahoga County Port Authority TA, 4.50%, 12/01/55 (Call 12/01/29)(b)	100	86,867

Security	Par (000)	Value

Ohio (continued)
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31 (Call 12/01/28)(b)	$240	$225,955
4.25%, 12/01/50 (Call 12/01/28)(b)	260	216,567

		1,813,694

Oklahoma — 2.7%
Oklahoma Development Finance Authority RB, Series A-2, 7.25%, 09/01/51 (Call 03/01/31)(b)	250	266,940
Tulsa Airports Improvement Trust RB, 5.00%, 06/01/35( 06/01/25)(a)	600	601,134
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41 (Call 12/01/31)(b)	100	82,828

		950,902

Oregon — 0.3%
Oregon State Facilities Authority, 4.13%, 06/01/52 (Call 06/01/32)	105	100,702

Pennsylvania — 1.7%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	390	377,183
Pennsylvania Economic Development Financing Authority RB
5.25%, 06/30/53 ( 12/31/32)	100	104,852
5.75%, 06/30/48 ( 12/31/32)	100	110,748

		592,783

Puerto Rico — 11.1%
Children’s Trust Fund RB, Series A, 0.00%, 05/15/57 (Call 03/03/23)(c)	1,485	110,990
Commonwealth of Puerto Rico GO
4.00%, 07/01/35 (Call 07/01/31)	750	681,288
5.63%, 07/01/29	40	42,010
5.75%, 07/01/31	87	94,601
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
4.00%, 07/01/42 (Call 07/01/31)(b)	500	445,144
Series A, 5.00%, 07/01/47 (Call 07/01/30)(b)	500	491,410
Puerto Rico Highway & Transportation Authority RB, 0.01%, 07/01/32	1,325	834,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46 (Call 07/01/28)(c)	743	206,322
4.50%, 07/01/34 (Call 07/01/25)	250	250,789
5.00%, 07/01/58 ( 07/01/28)	750	738,937

		3,896,065

South Carolina — 0.6%
City of Hardeeville SC Special Assesment, 4.00%, 05/01/52 (Call 05/01/29)(b)	250	190,622
South Carolina Jobs-Economic Development Authority RB, 7.50%, 08/15/62 (Call 08/15/27)(b)	25	24,886

		215,508

Tennessee — 4.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37( 10/01/29)	345	347,525
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assesment, 0.00%, 06/01/43(b)(c)	100	33,834
Metropolitan Nashville Airport Authority (The) RB, 5.50%, 07/01/52( 07/01/32)	500	549,523
Tennergy Corp/TN RB, 5.50%, 10/01/53( 09/01/30)	500	541,818

		1,472,700

Texas — 3.7%
Angelina & Neches River Authority RB, Series A, 7.50%, 12/01/45 (Call 06/01/28)(b)	100	71,193

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock High Yield Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., 5.75%, 08/15/62 (Call 08/18/27)	$250	$233,529
Arlington Higher Education Finance Corp. RB
5.00%, 06/15/51 (Call 06/15/26)	250	210,727
7.88%, 11/01/62 ( 11/01/27)(b)	25	26,028
New Hope Cultural Education Facilities Finance Corp. RB, 6.63%, 10/01/43 (Call 10/01/29)	100	99,982
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	244,542
Port Beaumont Navigation District RB
2.75%, 01/01/36 (Call 07/01/23)(b)	100	72,885
3.00%, 01/01/50 (Call 07/01/23)(b)	200	122,623
4.00%, 01/01/50 ( 03/03/23)(b)	300	223,594

		1,305,103

Utah — 0.9%
Utah Charter School Finance Authority RB, Series A, 5.00%, 02/15/36 (Call 02/15/26)(b)	315	314,257

Vermont — 0.2%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44 (Call 12/01/30)(b)	100	85,087

Virginia — 1.3%
Tobacco Settlement Financing Corp./VA RB, Series B1, 5.00%, 06/01/47 (Call 02/16/23)	475	461,667

Washington — 0.5%
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58 (Call 07/01/31)	275	170,576

Wisconsin — 1.6%
Public Finance Authority RB
5.00%, 06/15/56 (Call 06/15/29)(b)	25	20,767

Security	Par/ Shares (000)	Value

Wisconsin (continued)
5.25%, 12/01/51 (Call 12/01/31)(b)	$65	$50,330
5.25%, 05/15/52 (Call 05/15/25)(b)	100	89,748
Series A, 5.00%, 06/15/55 (Call 06/15/28)(b)	500	402,555

		563,400

Total Long-Term Investments — 93.5% (Cost: $34,507,173)		32,942,673

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Liquidity Funds: MuniCash, 1.39%(e)(f)	2,043	2,043,488

Total Short-Term Securities — 5.8% (Cost: $2,042,875)		2,043,488

Total Investments — 99.3% (Cost: $36,550,048)		34,986,161

Other Assets Less Liabilities — 0.7%		233,507

Net Assets — 100.0%		$35,219,668

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,660,641	$382,228	(a)	$—	$416	$203	$2,043,488	2,043	$22,857	$—

(a)	Represents net amount purchased (sold).

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock High Yield Muni Income Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$32,907,141	$35,532	$32,942,673
Short-Term Securities
Money Market Funds	2,043,488	—	—	2,043,488

	$2,043,488	$32,907,141	$35,532	$34,986,161

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.5%
Black Belt Energy Gas District RB, 5.50%, 11/01/53 (Put 09/01/28)(a)(b)	$500	$536,055
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)(a)(b)	315	344,344
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 01/15/29)(a)(b)	100	91,907
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(c)	110	99,057

		1,071,363

Arizona — 0.3%
Arizona Health Facilities Authority RB, Class B, 1.91%, 01/01/46 (Put 11/04/25)(a)(b)	100	99,697

California — 6.9%
Bay Area Toll Authority RB, Series E, 2.07%, 04/01/56 (Put 04/01/27)(a)(b)	250	250,876
California Community Choice Financing Authority RB, 4.83%, 12/01/53( 05/01/29)(a)(b)	1,000	939,899
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	243	234,048
California Infrastructure & Economic Development Bank RB, Class D, 2.01%, 08/01/47 (Put 08/01/23)(a)(b)	100	99,387
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	115	117,608
San Diego Unified School District/CA GO, 0.00%, 07/01/31(d)	610	490,852

		2,132,670

Colorado — 4.9%
City & County of Denver Co. Airport System Revenue RB, 5.75%, 11/15/34( 11/15/32)	200	241,948
Colorado Health Facilities Authority RB
4.00%, 08/01/39 (Call 08/01/29)	185	183,526
Series B-2, 2.63%, 05/15/29 (Call 05/15/23)	150	135,801
VRDN, 2.21%, 05/15/61 (Put 02/17/26)(a)(b)	500	507,914
E-470 Public Highway Authority RB, 3.23%, 09/01/39 (Put 06/01/24)(a)(b)	250	248,767
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(c)(d)	250	208,278

		1,526,234

Connecticut — 1.4%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38 (Call 05/15/30)	220	159,401
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/36 (Call 07/01/31)	165	168,414
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/34 (Call 01/01/33)	100	121,302

		449,117

Delaware — 1.5%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)	500	472,288

Florida — 2.8%
Greater Orlando Aviation Authority RB, 5.00%, 11/15/36 (Call 05/15/23)	250	250,366
Lakes of Sarasota Community Development District RB
2.75%, 05/01/26	125	121,285
Series B-1, 3.00%, 05/01/26	100	97,036
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	188,815

Security	Par (000)	Value

Florida (continued)
Tohoqua Community Development District RB, 2.38%, 05/01/26	$225	$218,297

		875,799

Georgia — 1.0%
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52 (Put 03/01/29)	300	317,552

Illinois — 10.7%
Chicago Midway International Airport RB, 5.00%, 01/01/34( 01/01/24)	850	856,809
Chicago O’Hare International Airport RB, Series B, 5.00%, 01/01/37 (Call 01/01/27)	200	216,415
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	650	717,061
City of Chicago IL GO
5.00%, 01/01/27 (Call 01/01/26)	130	135,241
5.00%, 01/01/34 ( 01/01/32)	500	539,285
Illinois Finance Authority RB, Class B, 2.36%, 05/01/42 (Put 05/01/25)(a)(b)	500	491,858
Illinois Housing Development Authority RB, 4.65%, 10/01/37( 04/01/32) (GNMA/FNMA/FHLMC COLL)	230	239,751
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36 (Call 12/01/26)	100	100,366

		3,296,786

Indiana — 1.3%
County of Warrick IN RB, 0.88%, 09/01/55 Put	300	295,994
Indiana Finance Authority RB, Class B, 1.96%, 03/01/39 (Put 03/01/26)(a)(b)	105	106,573

		402,567

Iowa — 1.3%
Iowa Finance Authority RB
1.50%, 01/01/42 (Put 02/16/23)(a)(b)	250	246,238
5.00%, 05/15/48 (Call 05/15/27)	170	145,389

		391,627

Kentucky — 1.2%
City of Henderson KY RB, 3.70%, 01/01/32(c)	250	239,642
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 Put(a)(b)	125	121,718

		361,360

Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	230,445

Massachusetts — 1.5%
Commonwealth of Massachusetts GO, 5.00%, 10/01/34 (Call 10/01/32)	155	189,008
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	261,467

		450,475

Michigan — 2.2%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	202,975
Michigan Finance Authority RB, 2.41%, 04/15/47 (Put 04/15/26)(a)(b)	250	260,719
Wayne County Airport Authority RB, 5.00%, 12/01/35 (Call 12/01/31)	180	204,872

		668,566

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.3%
Mississippi Business Finance Corp. RB, 7.75%, 07/15/47( 01/15/29)(a)(b)	$100	$101,345

Missouri — 3.6%
Kansas City Industrial Development Authority RB, 5.00%, 03/01/34( 03/01/29)	1,000	1,100,601

New Hampshire — 0.8%
New Hampshire Business Finance Authority RB, Class A, 2.04%, 10/01/33 (Put 01/31/23)(a)(b)	250	242,459

New Jersey — 5.7%
Atlantic City Board of Education GO, 4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)	175	183,152
New Jersey Health Care Facilities Financing Authority RB, 5.25%, 07/01/35( 07/01/23)	1,000	1,011,823
State of New Jersey GO, Series A, 4.00%, 06/01/32	500	562,917

		1,757,892

New York — 4.1%
New York City Housing Development Corp. RB
1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	430	384,577
2.25%, 11/01/30 (Call 09/01/27)	150	137,823
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	500	534,208
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	206,688

		1,263,296

North Carolina — 0.9%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	260	289,948

Ohio — 6.7%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	253,336
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 02/15/24)(a)(b)	500	488,354
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30 Put	100	102,269
Ohio Higher Educational Facility Commission RB, Series B, 1.89%, 12/01/42 (Put 12/01/25)(a)(b)	1,000	992,532
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(c)	250	235,370

		2,071,861

Pennsylvania — 8.1%
Allegheny County Hospital Development Authority RB, 2.36%, 11/15/47 (Put 05/15/26)(a)(b)	250	258,275
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	193,427
Bethlehem Area School District Authority, Series B, 3.23%, 07/01/31 (Put 11/01/24)(a)(b)	480	469,368
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	131,565
Hospitals & Higher Education Facilities Authority of Philadelphia (The) RB, 5.00%, 07/01/33( 07/01/27)	500	521,789
Pennsylvania Economic Development Financing Authority RB, 5.00%, 06/30/32	500	554,070
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32 (Call 10/01/29)	445	389,528

		2,518,022

Security	Par/ Shares (000)	Value

Puerto Rico — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 5.00%, 07/01/33 (Call 07/01/32)(c)	$300	$309,072

South Carolina — 1.5%
City of Hardeeville SC, 3.00%, 05/01/27(c)	250	243,059
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	211,215

		454,274

South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	215	228,337

Tennessee — 3.5%
Tennergy Corp/TN RB, 5.50%, 10/01/53( 09/01/30)	1,000	1,083,637

Texas — 7.2%
City of Beaumont TX GOL, 4.00%, 03/01/33 (Call 03/01/30)	215	229,722
Harris County Cultural Education Facilities Finance Corp. RB, 2.51%, 07/01/49 (Put 12/01/25)(a)(b)	250	258,691
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 03/03/23)	115	109,815
2.00%, 10/01/25 (Call 03/03/23)	75	70,457
New Hope Cultural Education Facilities Finance Corp. RB
4.00%, 08/15/34 ( 08/15/27)	1,000	1,026,278
Class A, 4.00%, 06/15/25	280	288,679
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(c)	250	244,542

		2,228,184

Virginia — 0.8%
Virginia Housing Development Authority RB, 2.05%, 12/01/33 (Call 12/01/30)	270	234,430

Washington — 1.8%
County of King WA Sewer Revenue RB, Class A, 1.89%, 01/01/40 (Put 01/01/26)(a)(b)	550	553,190

Total Long-Term Investments — 87.9% (Cost: $27,155,937)		27,183,094

Short-Term Securities

Money Market Funds — 11.5%
BlackRock Liquidity Funds: MuniCash, 1.39%(e)(f)	3,555	3,555,248

Total Short-Term Securities — 11.5% (Cost: $3,554,887)		3,555,248

Total Investments — 99.4% (Cost: $30,710,824)		30,738,342

Other Assets Less Liabilities — 0.6%		180,245

Net Assets — 100.0%		$30,918,587

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Intermediate Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,907,996	$1,644,698	(a)	$—	$2,387	$167	$3,555,248	3,555	$49,525	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$27,183,094	$—	$27,183,094
Short-Term Securities
Money Market Funds	3,555,248	—	—	3,555,248

	$3,555,248	$27,183,094	$—	$30,738,342

See notes to financial statements.

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2023

	BlackRock AAA CLO ETF	BlackRock Floating Rate Loan ETF	BlackRock High Yield Muni Income Bond ETF	BlackRock Intermediate Muni Income Bond ETF

ASSETS
Investments, at value — unaffiliated(a)	$29,051,959	$19,237,770	$32,942,673	$27,183,094
Investments, at value — affiliated(b)	1,330,000	1,933,412	2,043,488	3,555,248
Cash	1,756	155,234	—	—
Receivables:
Investments sold	1,237,482	218,216	—	—
Loans	—	67,662	—	—
Capital shares sold	5,077,546	—	—	—
Dividends — affiliated	2,715	7,132	4,556	6,023
Interest — unaffiliated	69,925	67,407	337,861	183,802

Total assets	36,771,383	21,686,833	35,328,578	30,928,167

LIABILITIES
Payables:
Investments purchased	6,341,620	899,069	99,695	—
Investment advisory fees	2,568	9,377	9,215	9,580
Unrealized depreciation on unfunded floating rate loan interests	—	415	—	—

Total liabilities	6,344,188	908,861	108,910	9,580

NET ASSETS	$30,427,195	$20,777,972	$35,219,668	$30,918,587

NET ASSETS CONSIST OF
Paid-in capital	$30,144,339	$20,299,205	$38,146,085	$31,499,782
Accumulated earnings (loss)	282,856	478,767	(2,926,417)	(581,195)

NET ASSETS	$30,427,195	$20,777,972	$35,219,668	$30,918,587

NET ASSETVALUE
Shares outstanding	600,000	400,000	1,600,000	1,300,000

Net asset value	$50.71	$51.94	$22.01	$23.78

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$28,858,005	$18,950,906	$34,507,173	$27,155,937
(b) Investments, at cost — affiliated	$1,330,000	$1,923,185	$2,042,875	$3,554,887

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations  (unaudited)

Six Months Ended January 31, 2023

	BlackRock AAA CLO		BlackRock Floating Rate Loan	BlackRock High Yield Muni Income	BlackRock Intermediate Muni Income
	ETF	(a)	ETF (b)	Bond ETF	Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$2,715		$51,138	$22,857	$49,525
Interest — unaffiliated	70,303		456,408	601,638	525,143
Other income — unaffiliated	—		5,551	—	—

Total investment income	73,018		513,097	624,495	574,668

EXPENSES
Investment advisory	2,620		39,820	60,713	79,791

Total expenses	2,620		39,820	60,713	79,791

Less:
Investment advisory fees waived		(52)	(4,873)	(15,121)	(23,248)

Total expenses after fees waived	2,568		34,947	45,592	56,543

Net investment income	70,450		478,150	578,903	518,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	18,452		4,915	(1,025,415)	(662,069)
Investments — affiliated	—		437	416	2,387

	18,452		5,352	(1,024,999)	(659,682)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	193,954		286,864	346,409	907,068
Investments — affiliated	—		10,227	203	167
Unfunded floating rate loan interests	—		(415)	—	—

	193,954		296,676	346,612	907,235

Net realized and unrealized gain (loss)	212,406		302,028	(678,387)	247,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$282,856		$780,178	$(99,484)	$765,678

(a)	For the period from January 10, 2023 (commencement of operations) to January 31, 2023.
(b)	For the period from October 4, 2022 (commencement of operations) to January 31, 2023.

See notes to financial statements.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock AAA CLO ETF		BlackRock Floating Rate Loan ETF

	Period From 01/10/23 to 01/31/23 (unaudited)	(a)	Period From 10/04/22 to 01/31/23 (unaudited)	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,450		$478,150
Net realized gain	18,452		5,352
Net change in unrealized appreciation (depreciation)	193,954		296,676

Net increase in net assets resulting from operations	282,856		780,178

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—		(301,411	)(c)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,144,339		20,299,205

NET ASSETS
Total increase in net assets	30,427,195		20,777,972
Beginning of period	—		—

End of period	$30,427,195		$20,777,972

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	BlackRock High Yield Muni Income Bond ETF		BlackRock Intermediate Muni Income Bond ETF

	Six Months Ended 01/31/23 (unaudited)	Year Ended 07/31/22	Six Months Ended 01/31/23 (unaudited)		Year Ended 07/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$578,903	$801,717	$518,125		$345,983
Net realized loss	(1,024,999)	(362,320)	(659,682)		(41,383)
Net change in unrealized appreciation (depreciation)	346,612	(3,368,646)	907,235		(1,441,966)

Net increase (decrease) in net assets resulting from operations	(99,484)	(2,929,249)	765,678		(1,137,366)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(536,519)	(1,038,985)	(468,295	)(b)	(401,640)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,565,003	4,456,082	(3,007,024)		9,431,806

NET ASSETS
Total increase (decrease) in net assets	7,929,000	487,848	(2,709,641)		7,892,800
Beginning of period	27,290,668	26,802,820	33,628,228		25,735,428

End of period	$35,219,668	$27,290,668	$30,918,587		$33,628,228

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	BlackRock AAA CLO ETF

	Period From
	01/10/23	(a)
	to 01/31/23 (unaudited)

Net asset value, beginning of period	$50.01

Net investment income(b)	0.16
Net realized and unrealized gain(c)	0.54

Net increase from investment operations	0.70

Net asset value, end of period	$50.71

Total Return(d)
Based on net asset value	1.38	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)

Total expenses after fees waived	0.20	%(g)

Net investment income	5.38	%(g)

Supplemental Data
Net assets, end of period (000)	$30,427

Portfolio turnover rate(h)		10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	BlackRock Floating Rate Loan ETF

	Period From
	10/04/22	(a)
	to 01/31/23 (unaudited)

Net asset value, beginning of period	$50.37

Net investment income(b)	1.20
Net realized and unrealized gain(c)	1.12

Net increase from investment operations	2.32

Distributions from net investment income(d)	(0.75	)(e)

Net asset value, end of period	$51.94

Total Return(f)
Based on net asset value	4.66	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.60	%(i)

Total expenses after fees waived	0.53	%(i)

Net investment income	7.20	%(i)

Supplemental Data
Net assets, end of period (000)	$20,778

Portfolio turnover rate(j)		8%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock High Yield Muni Income Bond ETF

	Six Months Ended			Period From
	01/31/23		Year Ended	03/16/21	(a)
	(unaudited)		07/31/22	to 07/31/21

Net asset value, beginning of period	$22.74		$26.80	$25.00

Net investment income(b)	0.46		0.79	0.23
Net realized and unrealized gain (loss)(c)		(0.74)	(3.81)	1.70

Net increase (decrease) from investment operations		(0.28)	(3.02)	1.93

Distributions(d)
From net investment income		(0.45)	(0.81)		(0.13)
From net realized gain	—		(0.23)	—

Total distributions		(0.45)	(1.04)		(0.13)

Net asset value, end of period	$22.01		$22.74	$26.80

Total Return(e)
Based on net asset value	(1.15	)%(f)	(11.55)%	7.75	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.45	%(h)	0.45%	0.45	%(h)

Total expenses after fees waived	0.34	%(h)	0.34%	0.32	%(h)

Net investment income	4.29	%(h)	3.23%	2.31	%(h)

Supplemental Data
Net assets, end of period (000)	$35,220		$27,291	$26,803

Portfolio turnover rate(i)		21%	38%		20%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Intermediate Muni Income Bond ETF

	Six Months Ended			Period From
	01/31/23		Year Ended	03/16/21	(a)
	(unaudited)		07/31/22	to 07/31/21

Net asset value, beginning of period	$24.02		$25.74	$25.00

Net investment income(b)	0.31		0.34	0.09
Net realized and unrealized gain (loss)(c)		(0.27)	(1.67)	0.71

Net increase (decrease) from investment operations	0.04		(1.33)	0.80

Distributions(d)
From net investment income	(0.28	)(e)	(0.32)		(0.06)
From net realized gain	—		(0.07)	—

Total distributions		(0.28)	(0.39)		(0.06)

Net asset value, end of period	$23.78		$24.02	$25.74

Total Return(f)
Based on net asset value	0.22	%(g)	(5.21)%	3.22	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.40	%(i)	0.40%	0.40	%(i)

Total expenses after fees waived	0.28	%(i)	0.30%	0.29	%(i)

Net investment income	2.60	%(i)	1.36%	0.99	%(i)

Supplemental Data
Net assets, end of period (000)	$30,919		$33,628	$25,735

Portfolio turnover rate(j)		52%	30%		25%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification

AAA CLO(a)	Non-diversified
Floating Rate Loan(b)	Non-diversified
High Yield Muni Income Bond	Non-diversified
Intermediate Muni Income Bond	Non-diversified

(a)	The Fund commenced operations on January 10, 2023.
(b)	The Fund commenced operations on October 4, 2022.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Floating Rate Loan	Athenahealth Inc.	$2,179	$2,073	$2,061	$ (12)
	IPS Corporation	4,110	3,977	3,736	(240)
	New Arclin U.S. Holding Corp.	5,129	4,738	4,575	(163)

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets as follows:

BlackRock ETF	Investment Advisory Fees

AAA CLO	0.20%
Floating Rate Loan	0.60
High Yield Muni Income Bond	0.45
Intermediate Muni Income Bond	0.40

Expense Waivers: With respect to the BlackRock Floating Rate Loan ETF, BlackRock has contractually agreed to waive 0.05% of the management fee through June 30, 2026. For the BlackRock High Yield Muni Income Bond and BlackRock Intermediate Muni Income Bond ETFs, BlackRock has contractually agreed to waive 0.10% of the management fee through June 30, 2024. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

BlackRock ETF	Amounts Waived

Floating Rate Loan	$3,318
High Yield Muni Income Bond	13,492
Intermediate Muni Income Bond	19,948

In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2024. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2024. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Floating Rate Loan ETF was voluntarily waiving a portion of its management fee in an amount equal to the aggregate acquired fund fees and expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange traded funds advised by BFA or its affiliates. This waiver became contractual effective November 28, 2022.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

BlackRock ETF	Amounts Waived

AAA CLO	$52
Floating Rate Loan	1,555
High Yield Muni Income Bond	1,629
Intermediate Muni Income Bond	3,300

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)

Intermediate Muni Income Bond	$—	$500,575	$—

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

BlackRock ETF	Purchases	Sales

AAA CLO	$31,062,856	$2,225,000
Floating Rate Loan	20,621,025	1,471,890
High Yield Muni Income Bond	13,150,837	5,142,562
Intermediate Muni Income Bond	17,187,009	20,610,154

There were no in-kind transactions for the six months ended January 31, 2023.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

AAA CLO	$30,188,005	$194,983	$(1,029)	$193,954
Floating Rate Loan	20,874,091	391,548	(94,457)	297,091
High Yield Muni Income Bond	36,547,458	550,673	(2,111,970)	(1,561,297)
Intermediate Muni Income Bond	30,712,088	593,984	(567,730)	26,254

8.	LINE OF CREDIT

The Trust, on behalf of BlackRock Floating Rate Loan, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.50 billion commitment amount, $750 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum . The agreement expires in April 2023 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

			Period Ended 01/31/23

BlackRock ETF			Shares	Amount

AAA CLO
Shares sold			600,000	$30,144,339

Floating Rate Loan
Shares sold			400,000	$20,299,205

	Six Months Ended 01/31/23		Year Ended 07/31/22

BlackRock ETF	Shares	Amount	Shares	Amount

High Yield Muni Income Bond
Shares sold	400,000	$8,565,003	200,000	$4,456,082

Intermediate Muni Income Bond
Shares sold	800,000	$18,298,739	400,000	$9,431,806
Shares redeemed	(900,000)	(21,305,763)	—	—

	(100,000)	$(3,007,024)	400,000	$9,431,806

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of January 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

BlackRock ETF	Shares

AAA CLO	300,000
Floating Rate Loan	300,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on November 11, 2022 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock AAA CLO ETF (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board received information regarding BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators and stock exchanges; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board received information regarding the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock

In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund pays a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including, the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio each would rank in the first quartile relative to the Fund’s Broadridge peer group.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.

The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	45

Disclosure of Investment Advisory Agreement  (continued)

Conclusion

The Board, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement with respect to the Fund. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on May 20, 2022 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Floating Rate Loan ETF (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objectives, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board received information regarding BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators and stock exchanges; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	47

Disclosure of Investment Advisory Agreement  (continued)

agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board received information regarding the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock

In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreement provides for a unitary fee structure that includes advisory and administration services. Under the unitary fee structure, the Fund pays a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, but excluding any commitment fee relating to a committed line of credit, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including, the Independent Board Members, considered the Fund’s estimated total net expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio each would rank in the first quartile relative to the Fund’s Broadridge peer group.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.

The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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Disclosure of Investment Advisory Agreement  (continued)

Conclusion

The Board, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement with respect to the Fund. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	49

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock ETF Trust II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock High Yield Muni Income Bond ETF and BlackRock Intermediate Muni Income Bond ETF (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that exchange-traded funds (“ETFs”) that redeem in-kind generally do not hold more than de minimis amounts of cash, and that ETFs generally do not borrow. The Committee considered the terms of the credit facility committed to certain Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II).

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all Funds and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by a Fund and any significant change in the liquidity profile of such Fund, the Committee reviewed changes in the proportion of each Fund’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period, other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Floating Rate Loan(a)	$0.750880	$—	$0.002648	$0.753528	100%	—%	0	%(b)	100%
Intermediate Muni Income Bond(a)	0.279006	—	0.000001	0.279007	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	51

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at 1-800-474-2737.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling 1-800-474-2737; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Additional Information  (continued)

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

Boston, MA, 02111

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

G E N E R A L I N F O R M A T I O N	53

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

CLO	Collateralized Loan Obligation

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

RB	Revenue Bond

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

ST	Special Tax

TA	Tax Allocation

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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Want to know more?

blackrock.com    |    1-800-474-2737

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INCETF-1/23-SAR

(b)	Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: March 24, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: March 24, 2023

4